FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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ADAMS NATURAL RESOURCES FUND, INC.
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(Exact name of registrant as specified in charter)

500 East Pratt Street, Suite 1300, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Adams Natural Resources Fund, Inc.
500 East Pratt Street, Suite 1300
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

	Shares	Value (A)
Common Stocks — 99.2%
Energy — 80.2%
Exploration & Production — 26.6%
Anadarko Petroleum Corp.	275,000	$17,424,000
Cimarex Energy Co.	96,100	12,912,957
Concho Resources Inc. (B)	103,400	14,201,990
ConocoPhillips	491,100	21,348,117
EOG Resources, Inc.	290,400	28,084,584
EQT Corp.	133,700	9,709,294
Marathon Oil Corp.	742,700	11,742,087
Noble Energy, Inc.	302,300	10,804,202
Occidental Petroleum Corp.	321,600	23,451,072
Pioneer Natural Resources Co.	89,600	16,634,240
RSP Permian, Inc. (B)	147,000	5,700,660
Whiting Petroleum Corp. (B)	251,500	2,198,110

		174,211,313

Integrated Oil & Gas — 28.0%
Chevron Corp.	591,200	60,846,304
Exxon Mobil Corp.	1,404,730	122,604,835

		183,451,139

Oil Equipment & Services — 13.5%
Baker Hughes, Inc.	90,100	4,547,347
Halliburton Co.	506,770	22,743,838
National Oilwell Varco, Inc.	133,500	4,904,790
Oil States International Inc. (B)	170,000	5,366,900
Schlumberger Ltd.	562,800	44,258,592
Weatherford International plc (B)	1,219,800	6,855,276

		88,676,743

Pipelines — 6.4%
Kinder Morgan Inc.	834,100	19,292,733
Spectra Energy Corp.	351,700	15,035,175
Williams Companies, Inc.	242,600	7,455,098

		41,783,006

Refiners — 5.7%
Marathon Petroleum Corp.	352,900	14,324,211
PBF Energy Inc.	179,100	4,054,824
Phillips 66	31,175	2,511,146
Valero Energy Corp.	313,700	16,626,100

		37,516,281

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2016 (unaudited)

	Shares	Value (A)
Basic Materials — 19.0%
Chemicals — 16.3%
Air Products and Chemicals, Inc.	22,900	$3,442,786
Dow Chemical Co.	449,056	23,274,572
E.I. du Pont de Nemours & Co.	147,800	9,898,166
Eastman Chemical Co.	119,300	8,074,224
H.B. Fuller Co.	177,700	8,257,719
LyondellBasell Industries N.V. (Class A)	241,000	19,439,060
Monsanto Co.	156,300	15,973,860
PPG Industries, Inc.	132,000	13,643,520
Materials Select Sector SPDR Fund	99,400	4,746,350

		106,750,257

General Industrials — 0.6%
Packaging Corp. of America	52,800	4,290,528

Gold & Precious Metals — 0.7%
SPDR Gold Shares (B)	35,200	4,422,528

Industrial Metals — 1.4%
Alcoa Inc.	614,000	6,225,960
Freeport-McMoRan Inc. (B)	248,000	2,693,280

		8,919,240

Total Common Stocks (Cost $495,076,026)		650,021,035

Short-Term Investments — 0.8%
Money Market Funds — 0.8%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.44% (C)	3,700,000	3,700,000
Northern Institutional Treasury Portfolio, 0.26% (C)	1,370,527	1,370,527

Total Short-Term Investments (Cost $5,070,527)		5,070,527

Total Investments — 100.0% of Net Assets (Cost $500,146,553)		$655,091,562

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	Presently non-dividend paying.
(C)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

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Adams Natural Resources Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("1940 Act") as a non-diversified investment company. The Fund is an internally-managed closed-end fund specializing in energy and other natural resources stocks. The investment objectives of the Fund are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

Investment Transactions - The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff. Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on the basis of specific identification.

Valuation - The Fund's financial instruments are reported at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund has a Valuation Committee ("Committee") to ensure that financial instruments are appropriately priced at fair value in accordance with accounting principles generally accepted in the United States ("GAAP") and the 1940 Act. Subject to oversight by the Board of Directors, the Committee establishes methodologies and procedures to value securities for which market quotations are not readily available.

GAAP establishes the following fair value hierarchy that categorizes inputs used to measure fair value:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments;
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments;
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Money market funds are valued at net asset value. These securities are generally categorized as Level 1 in the hierarchy.

Short-term investments (excluding money market funds) are valued at amortized cost, which approximates fair value. These securities are generally categorized as Level 2 in the hierarchy.

At September 30, 2016, the Fund's financial instruments were classified as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks	$650,021,035	$--	$--	$650,021,035
Short-term investments	5,070,527	--	--	5,070,527
Total investments	$655,091,562	$--	$--	$655,091,562

There were no transfers between levels during the period ended September 30, 2016.

2. FEDERAL INCOME TAXES

As of September 30, 2016, the identified cost of securities for federal income tax purposes was $500,146,553 and net unrealized appreciation aggregated $154,945,009, consisting of gross unrealized appreciation of $214,375,822 and gross unrealized depreciation of $59,430,813.

3. INVESTMENT TRANSACTIONS

Purchases and sales of portfolio investments, other than short-term investments, during the period ended September 30, 2016 were $73,553,711 and $71,936,084, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adams Natural Resources Fund, Inc.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 21, 2016

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	October 21, 2016